Goodwill And Other Intangible Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	¥ 235	¥ 27,040
Integrated Retail Banking Business Group [Member] | Contractual Rights [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)		8,334
Integrated Trust Assets Business Group [Member] | Customer Relationships [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)		¥ 18,554